RESERVES - NARRATIVE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	May 25, 2021	May 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stated rate of net income transferred to statutory surplus reserve			10.00%
Amount of retained earnings available for distribution			¥ 116,440	¥ 115,849
Final dividend per share in respect of the year proposed			¥ 0.31
Final dividend per share in respect of the year approved	¥ 0.13	¥ 0.19
Final dividend in respect of the year proposed			¥ 37,532
Final dividend in respect of the year approved	¥ 15,739	¥ 23,004	¥ 15,739	¥ 23,004	¥ 31,479
Interim dividend per share for the year			¥ 0.16	¥ 0.07
Interim dividend			¥ 19,371	¥ 8,475	14,529
Statutory surplus reserve
Stated rate of net income transferred to statutory surplus reserve			10.00%
Appropriation			¥ 3,944	1,857	3,745
Minimum
Stated rate of reserve to registered capital			25.00%
Maximum
Stated rate of reserve to registered capital			50.00%
The Company | Statutory surplus reserve
Appropriation			¥ 3,944	¥ 1,857	¥ 3,745